Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2019
ALPS Medical Breakthroughs ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

 ALPS ETF TRUST

ALPS MeDICAL BREAKTHROUGHS ETF (NYSE ARCA: SBIO)

(THE “FUND”)

SUPPLEMENT DATED JUNE 28, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective prior to the commencement of trading on July 1, 2019, the name of the Fund’s Underlying Index will change to the S-Network® Medical Breakthroughs Index (ticker symbol PMBI). Therefore, all references to the Poliwogg Medical Breakthroughs IndexSM (ticker symbol PMBI) in the Summary Prospectus, Prospectus and SAI are hereby deleted prior to the commencement of trading on that date and replaced with references to the S-Network® Medical Breakthroughs Index (ticker symbol PMBI). Neither the index methodology nor the rules of the Fund’s Underlying Index will change.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.